Note 9 - Segmented Information (Tables)	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	September 30, 2024	March 31, 2024

Exploration and evaluation assets:
Canada	$14,192,220	$13,336,387
United States	1,869,202	1,758,026

	$16,061,422	$15,094,413